FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at December 31, 2023 and 2022 is as follows:

		December 31,	December 31,
	Useful Lives	2023	2022
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	8,782	4,871
Software	3 years	26,128	25,645
Less depreciation and amortization		(4,421)	(964)
Total fixed assets, net		$45,506	44,569

The carrying basis and accumulated depreciation of fixed assets at June 30, 2023 and 2022 is as follows:

	Useful Lives	June 30, 2023	June 30, 2022
Furniture and fixtures	7 years	$15,017	$0
Computer and equipment	5 years	5,631	0
Machinery	5 years	5,000	0
Software	3 years	26,127	22,145
Less depreciation and amortization		(2,747)	0
Total fixed assets, net		$49,028	22,145